Fair Value Measurements (Roll-Forward of The Fair Value of Level 3 Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Level 3 Liabilities, Beginning Balance	$ 1,900	$ 2,030
Settlement of liabilities	(2,001)	(268)
Revaluation of fair value included in statement of operations	$ 101	138
Level 3 Liabilities, Ending Balance		$ 1,900
Printar [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Weighted average cost of capital, percent		28.00%
Contingent consideration		$ 2,000
Total purchase consideration		$ 2,500